SHARE-BASED COMPENSATION, Employee Stock Purchase Plan (Details) - 2022 ESPP [Member] shares in Millions	12 Months Ended
Mar. 31, 2023 shares
Employee Stock Purchase Plan [Abstract]
Offering period	6 months
Aggregate number of shares that can be issued to participants (in shares)	2.5
Number of shares issued under the plan (in shares)	0.0